John Hancock
Preferred Income Fund
Quarterly portfolio holdings 10/31/2023

Fund’s investments
As of 10-31-23 (unaudited)
	Shares	Value
Preferred securities (A) 92.8% (54.9% of Total investments)		$337,875,060
(Cost $410,670,566)
Communication services 5.9%		21,474,752
Diversified telecommunication services 0.9%
Qwest Corp., 6.750%	259,175	3,244,871
Media 0.3%
Paramount Global, 5.750%	62,000	964,100
Wireless telecommunication services 4.7%
Telephone & Data Systems, Inc., 6.000% (B)	370,550	4,761,568
Telephone & Data Systems, Inc., 6.625%	259,750	3,831,313
U.S. Cellular Corp., 5.500%	135,000	2,006,100
U.S. Cellular Corp., 5.500%	140,000	2,046,800
U.S. Cellular Corp., 6.250%	280,000	4,620,000
Consumer discretionary 0.8%		2,867,470
Broadline retail 0.8%
Qurate Retail, Inc., 8.000%	92,200	2,194,360
QVC, Inc., 6.250%	81,000	673,110
Energy 1.3%		4,806,300
Oil, gas and consumable fuels 1.3%
NuStar Logistics LP, 12.389% (3 month CME Term SOFR + 6.996%) (C)	185,000	4,806,300
Financials 54.3%		197,710,791
Banks 22.6%
Bank of America Corp., 4.250% (B)	167,575	2,724,770
Bank of America Corp., 6.450% (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (B)	135,000	3,360,150
Bank of America Corp., 7.250% (B)(D)	8,500	8,952,200
Citigroup Capital XIII, 12.022% (3 month CME Term SOFR + 6.632%) (B)(C)	384,725	11,030,066
Citigroup, Inc., 9.696% (3 month CME Term SOFR + 4.302%) (B)(C)	308,337	7,893,427
Fifth Third Bancorp, 6.000% (B)	234,293	5,423,883
First Citizens BancShares, Inc., 5.375%	113,197	2,173,382
Fulton Financial Corp., 5.125% (B)	140,075	2,137,545
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	180,875	4,006,381
JPMorgan Chase & Co., 6.000%	64,375	1,539,206
KeyCorp, 5.650%	194,650	2,978,145
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	30,550	510,491
Pinnacle Financial Partners, Inc., 6.750%	105,600	2,343,264
Regions Financial Corp., 4.450%	181,900	2,688,482
Synovus Financial Corp., 9.011% (3 month CME Term SOFR + 3.614%) (C)	173,000	4,300,780
Truist Financial Corp., 4.750%	106,600	1,900,678
Wells Fargo & Company, 4.750%	309,550	5,509,990
Wells Fargo & Company, 7.500% (B)(D)	9,500	10,034,850
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	114,000	2,626,560
Capital markets 7.4%
Brookfield Finance, Inc., 4.625% (B)	197,675	2,927,567
Carlyle Finance LLC, 4.625%	39,601	647,080
Morgan Stanley, 6.375% (B)	235,000	5,527,200
Morgan Stanley, 6.500% (B)	259,325	6,394,955
Morgan Stanley, 6.875% (B)	117,225	2,866,151
Morgan Stanley, 7.125% (B)	319,774	8,026,327
State Street Corp., 5.350%	26,900	588,303
2	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 1.1%
Navient Corp., 6.000%	239,227	$4,112,312
Financial services 4.0%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)(D)	307,650	8,048,124
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	176,000
KKR Group Finance Company IX LLC, 4.625% (B)(D)	310,425	5,140,638
National Rural Utilities Cooperative Finance Corp., 5.500% (B)	57,350	1,296,110
Insurance 19.2%
AEGON Funding Company LLC, 5.100% (B)	324,625	6,047,764
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (B)	158,375	3,629,955
American Financial Group, Inc., 5.125% (B)	153,425	2,931,952
American International Group, Inc., 5.850% (B)(D)	259,525	5,813,360
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)(D)	365,400	9,098,460
Athene Holding, Ltd., Series A, 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	330,000	6,972,900
Brighthouse Financial, Inc., 6.600% (B)	328,590	6,414,077
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)	124,975	2,973,155
Lincoln National Corp., 9.000% (B)	274,075	7,262,988
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)(D)	350,150	8,928,825
RenaissanceRe Holdings, Ltd., 4.200% (B)	210,000	3,240,300
The Allstate Corp., 7.375% (B)	111,575	2,875,288
Unum Group, 6.250%	162,500	3,636,750
Industrials 1.2%		4,433,318
Trading companies and distributors 1.2%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	166,291	4,433,318
Real estate 2.1%		7,543,986
Hotel and resort REITs 1.0%
Pebblebrook Hotel Trust, 6.375%	199,050	3,515,223
Office REITs 0.6%
Vornado Realty Trust, 5.400%	145,775	2,071,463
Specialized REITs 0.5%
Public Storage, 4.625% (B)	105,800	1,957,300
Utilities 27.2%		99,038,443
Electric utilities 7.1%
Duke Energy Corp., 5.750% (B)	283,350	6,500,049
NextEra Energy Capital Holdings, Inc., 5.650% (B)	4,350	96,483
NextEra Energy, Inc., 6.926% (B)(D)	295,921	11,108,874
NSTAR Electric Company, 4.780%	15,143	1,147,082
SCE Trust III, 5.750% (5.750% to 3-15-24, then 3 month CME Term SOFR + 3.252%) (B)	95,350	2,301,749
SCE Trust VI, 5.000%	271,625	4,758,870
Gas utilities 1.8%
South Jersey Industries, Inc., 5.625% (B)	239,275	2,990,938
UGI Corp., 7.250%	66,800	3,392,104
Independent power and renewable electricity producers 1.9%
The AES Corp., 6.875%	117,900	7,107,012
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	3

	Shares	Value
Utilities (continued)
Multi-utilities 16.4%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%) (B)(D)	385,030	$9,467,888
Algonquin Power & Utilities Corp., 9.341% (3 month LIBOR + 3.677%) (B)(C)	496,341	12,448,232
CMS Energy Corp., 5.625% (B)	225,000	4,835,250
CMS Energy Corp., 5.875% (B)	125,425	2,765,621
CMS Energy Corp., 5.875% (B)	338,050	7,508,091
DTE Energy Company, Series E, 5.250% (B)	240,000	5,155,200
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632% to 3-15-44, then 5 Year CMT + 4.632%) (B)(D)	394,000	9,850,000

Sempra, 5.750% (B)(D)	338,000	7,605,000
Common stocks 2.6% (1.6% of Total investments)		$9,645,573
(Cost $17,034,102)
Communication services 1.0%		3,595,626
Diversified telecommunication services 1.0%
Verizon Communications, Inc. (B)	102,352	3,595,626
Utilities 1.6%		6,049,947
Multi-utilities 1.6%
Algonquin Power & Utilities Corp. (B)(D)	323,700	6,049,947

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 71.5% (42.3% of Total investments)				$260,271,059
(Cost $297,596,329)
Communication services 1.9%				6,779,046
Media 1.7%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	8,325,000	6,126,701
Wireless telecommunication services 0.2%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (B)(F)	6.875	07-19-27	714,000	652,345
Consumer discretionary 2.7%				9,829,158
Automobiles 2.7%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)(D)(F)	5.700	09-30-30	3,000,000	2,519,292
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(F)	6.500	09-30-28	8,922,000	7,309,866
Consumer staples 0.2%				734,800
Food products 0.2%
Land O’ Lakes, Inc. (F)(G)	8.000	07-16-25	835,000	734,800
Energy 8.3%				30,307,877
Oil, gas and consumable fuels 8.3%
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%) (B)	7.375	01-15-83	2,163,000	2,001,000
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%) (B)	7.625	01-15-83	3,250,000	2,906,934
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)	8.500	01-15-84	5,849,000	5,603,151
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (F)	6.625	02-15-28	8,000,000	6,180,000
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)(F)	7.125	05-15-30	7,750,000	6,435,816
Energy Transfer LP (3 month CME Term SOFR + 3.279%) (B)(C)	8.651	11-01-66	8,800,000	7,180,976
4	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 45.2%				$164,518,313
Banks 35.0%
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)(D)(F)	5.875	03-15-28	8,510,000	7,327,110
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(D)(F)	6.125	04-27-27	6,750,000	6,346,486
Bank of America Corp. (6.500% to 10-23-24, then 3 month CME Term SOFR + 4.436%) (B)(F)	6.500	10-23-24	2,103,000	2,075,414
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (B)(F)	8.000	06-15-24	3,226,000	3,155,171
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (F)	8.000	03-15-29	2,760,000	2,441,220
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (F)(G)	7.750	08-16-29	3,050,000	2,827,879
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (F)	7.375	05-15-28	5,750,000	5,484,233
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (F)	7.625	11-15-28	4,070,000	3,919,179
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month CME Term SOFR + 3.419%) (B)(D)(F)	6.375	04-06-24	7,500,000	6,098,640
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(D)(F)	4.250	01-01-27	6,000,000	4,755,000
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(D)(F)	6.450	10-01-27	5,250,000	4,876,926
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (F)	5.625	07-01-25	5,250,000	4,513,741
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (F)	5.625	07-15-30	4,250,000	3,305,021
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)(D)(F)	4.600	02-01-25	4,797,000	4,469,189
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month CME Term SOFR + 4.042%) (B)(D)(F)	6.750	02-01-24	6,000,000	5,995,445
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (F)	5.000	09-15-26	3,795,000	2,527,664
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(D)(F)	7.500	06-27-24	7,500,000	7,309,287
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (F)	3.500	09-01-26	8,750,000	5,851,191
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (B)(D)	8.625	10-27-82	6,345,000	6,206,965
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)(F)	6.000	05-15-27	7,415,000	6,215,699
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(D)(F)	6.200	09-15-27	8,706,000	7,745,601
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)(D)(F)	6.250	03-15-30	7,300,000	6,007,906
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.940%) (B)(C)(F)	9.312	11-01-23	1,662,000	1,662,000
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)(D)	8.125	10-31-82	9,720,000	9,535,924
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(F)	5.900	06-15-24	2,000,000	1,966,610
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (F)	7.625	09-15-28	4,674,000	4,680,062
Capital markets 2.6%
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)(D)(F)	4.000	12-01-30	3,500,000	2,388,463
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(D)(F)	5.000	06-01-27	1,582,000	1,249,447
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (F)	7.500	02-10-29	5,995,000	5,879,613
Consumer finance 1.1%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	4,300,000	3,970,678
Insurance 6.5%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%) (B)(D)	5.750	09-01-40	4,000,000	3,519,326
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (F)	6.000	06-01-25	5,250,000	5,075,748
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (B)(F)	5.875	03-15-28	6,589,000	5,803,085
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	7,350,000	4,145,751
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(F)(G)	7.000	05-13-25	8,536,000	5,186,639
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
Utilities 13.2%				$48,101,865
Electric utilities 7.6%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (F)	5.000	12-15-26	4,022,000	3,579,427
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)(D)(F)	5.375	03-15-26	9,250,000	8,289,589
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (B)(D)	6.750	06-15-76	3,224,000	3,031,969
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%) (B)	5.650	05-01-79	7,000,000	6,185,959
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (F)(G)	10.250	03-15-28	6,760,000	6,525,917
Independent power and renewable electricity producers 3.0%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (F)(G)	7.000	12-15-26	3,000,000	2,730,000
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)(F)(G)	8.000	10-15-26	8,750,000	8,312,500
Multi-utilities 2.6%
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%) (B)(D)	4.750	06-01-50	4,250,000	3,524,363
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	1,500,000	1,220,476

Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (B)(D)	5.750	10-01-54	5,000,000	4,701,665
Capital preferred securities (H) 1.4% (0.8% of Total investments)				$5,030,214
(Cost $6,457,350)
Financials 1.4%				5,030,214
Insurance 1.4%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (B)(D)(G)	7.875	12-15-67	4,940,000	5,030,214

	Yield (%)	Shares	Value
Short-term investments 0.6% (0.4% of Total investments)			$2,232,559
(Cost $2,232,731)
Short-term funds 0.6%			2,232,559
John Hancock Collateral Trust (I)	5.5153(J)	223,332	2,232,559

Total investments (Cost $733,991,078) 168.9%	$615,054,465
Other assets and liabilities, net (68.9%)	(250,966,793)
Total net assets 100.0%	$364,087,672

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-23 was $423,121,443. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $216,058,515.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 10-31-23, and is a component of the fund’s leverage under the Credit Facility Agreement.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 10-31-23.
6	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following country composition as a percentage of total investments on 10-31-23:
United States	84.0%
Canada	9.8%
Bermuda	3.6%
United Kingdom	2.1%
Other countries	0.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	7

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	129,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$2,694,649	$2,694,649
Centrally cleared	64,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	1,688,798	1,688,798
								—	$4,383,447	$4,383,447

(a)	At 10-31-23, the overnight SOFR was 5.350%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
8	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2023, by major security category or type:
	Total value at 10-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$21,474,752	$21,474,752	—	—
Consumer discretionary	2,867,470	2,867,470	—	—
Energy	4,806,300	4,806,300	—	—
Financials	197,710,791	197,710,791	—	—
Industrials	4,433,318	4,433,318	—	—
Real estate	7,543,986	7,543,986	—	—
Utilities	99,038,443	94,900,423	$4,138,020	—
Common stocks	9,645,573	9,645,573	—	—
Corporate bonds	260,271,059	—	260,271,059	—
Capital preferred securities	5,030,214	—	5,030,214	—
Short-term investments	2,232,559	2,232,559	—	—
Total investments in securities	$615,054,465	$345,615,172	$269,439,293	—
Derivatives:
Assets
Swap contracts	$4,383,447	—	$4,383,447	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	223,332	$3,532,311	$44,383,690	$(45,684,612)	$927	$243	$121,771	—	$2,232,559
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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